Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Entity File Number	0-11399
Entity Registrant Name	Cintas Corporation
Entity Central Index Key	0000723254
Entity Tax Identification Number	31-1188630
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	6800 Cintas Boulevard
Entity Address, Address Line Two	P.O. Box 625737
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45262-5737
City Area Code	(513)
Local Phone Number	459-1200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CTAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false